Cover Document	Apr. 30, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 30, 2025
Entity Registrant Name	BIG LOTS, INC.
Entity Incorporation, State or Country Code	OH
Entity File Number	001-08897
Entity Tax Identification Number	06-1119097
Entity Address, Address Line One	4900 E. Dublin-Granville Road
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43081
City Area Code	614
Local Phone Number	278-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common shares
Trading Symbol	BIGGQ
Entity Central Index Key	0000768835
Amendment Flag	false